Share warrant obligation - Fair value of Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share warrant obligation.
Starting share price	$ 4.63	$ 8.06
Expected warrant life (years)	3 years 8 months 12 days	4 years 8 months 12 days